SHARE-BASED COMPENSATION - Fair value assumptions for share options (Details) - year	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-Based Payment Arrangements [Abstract]
Expected volatility	73.70%	72.40%
Risk-free interest rate	1.86%	1.28%
Expected lives (in years)	5.99	4.86